1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com STEPHEN H. BIER stephen.bier@dechert.com +1 212 698 3889 Direct +1 202 261 3092 Fax

September 8, 2017

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Avenue Income Credit Strategies Fund
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of Avenue Income Credit Strategies Fund (the “Registrant”), electronically transmitted for filing is a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”), pursuant to the rules and regulations of the Securities Exchange Act of 1934, as amended, for the Registrant’s special meeting of shareholders (the “Meeting”) to be held on November 16, 2017.

At the Meeting, shareholders of the Registrant will be asked to: (i) approve a new investment advisory agreement between the Registrant and Aberdeen Asset Managers Limited; (ii) approve a new investment sub-advisory contract by and among the Registrant, Aberdeen Asset Managers Limited and Aberdeen Asset Management Inc.; and (iii) elect three Trustees, each to serve for a term from one to three years or until his or her successor has been duly elected and qualified, and each to take office only if the agreements described in (i) and (ii) are approved by shareholders. We note that the Registrant intends to begin mailing the Proxy Statement on or about September 20, 2017.

If you have any questions, please feel free to contact the undersigned by telephone at 212.698.3889 (or by email at stephen.bier@dechert.com).  Thank you for your cooperation and attention to this matter.

Sincerely,

/s/ Stephen H. Bier
Stephen H. Bier